Revenue - Revenue generated from voyage and time agreements (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of revenue
Revenue	$ 223,110,983	$ 232,359,933
Voyage Charter
Disaggregation of revenue
Revenue	204,468,964	204,484,668
Time Charter
Disaggregation of revenue
Revenue	$ 18,642,019	$ 27,875,265